Exception Grades
AMC Loan ID	Customer Loan ID	Edgar Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	653203		31807084	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file is missing a copy of the List of Homeownership Counseling Organizations provided within 3 days of originator application date.								2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	653203		31807083	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The appraisal was not in the name of the lender. Provide a revised appraisal correcting the client.								2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	653203		31807086	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX did not disclose number of months for Property Tax under Prepaids. (FinXX/XX/XXXX019)	The number of months of prepaid property taxes disclosed in section F of the final CD was 0. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.								2	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	653203		31807085	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX019)	The final Closing Disclosure reflects a Closing Date of XX/XX/XXXXbut the transaction consummation mortgage notary date was XX/XX/XXXX Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.								2	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	972181		31807094	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception allowing for the use of the departing residence which is the subject, to be deducted from the income instead of added as a liability. Compensating Factors include FICO and reserves.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (XX/XX/XXXX): Lender approved exception with compensating factors. Lender requested exception allowing for the use of the departing residence which is the subject, to be deducted from the income instead of added as a liability. Compensating Factors include FICO and reserves.			XX/XX/XXXX 9:39:05 AM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	A	A	N/A	N/A	No
XXXX	XXXX	352769	31807115	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $500.00 compared to the calculated Finance Charge of $565,106.92 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $500.00 compared to the calculated Finance Charge of $565,106.92 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).	Reviewer Comment (XX/XX/XXXX): Cure docs received

Buyer Comment (XX/XX/XXXX): PCCD documentation with cure uploaded for review.

Reviewer Comment (XX/XX/XXXX): Under 1026.4(a) of Regulation Z, a finance charge “includes any charge payable directly or indirectly by the consumer and imposed directly or indirectly by the creditor as an incident to or a condition of the extension of credit”. While “transaction coordinator” is not specifically used as an example of a finance charge under 1026.4(b), it also does not fall into any of the “charges excluded from the finance charge” and, in SitusAMC’s opinion, would not be “payable in a comparable cash transaction” per 1026.4(a).

"Transaction Coordinator fees" are generally coordination or processing type fees that are not specifically related to issuance of title or preparation of loan-related documents such as deeds, mortgages, reconveyance or settlement documents, or other purposes that would qualify for exclusion from finance charge under 1026.4(c)(7). The service/processing type nature of the fee would put the fee more in line with a coordination or processing fee which are finance charges under 1026.4(a)(1) since the creditor required the use of the title company and the charge is not a charge that is excluded from finance charges under 1026.4(c)(7).

Buyer Comment (XX/XX/XXXX): Per the compliance section of the portal you have included the Transaction Coordinator All Cal $500 fee in your calculation, this is not considered an APR fee.
																			XX/XX/XXXX 7:10:58 PM		2	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	352769		31807116	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Final Closing Disclosure provided on XX/XX/XXXX did not disclose the reason the loan will not have an escrow account.				Reviewer Comment (XX/XX/XXXX): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (XX/XX/XXXX): Updated PCCD documentation uploaded for review. Reviewer Comment (XX/XX/XXXX): SitusAMC received Post CD and LOX. However ,the LOX doesn't specify about the changes necessitated for will not have an escrow account on page 4 on Post CD. Kindly provide LOX mentioned about the changes for will not have an escrow account box. Buyer Comment (XX/XX/XXXX): PCCD documentation uploaded for review.		XX/XX/XXXX 2:39:36 AM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	667679		31807136	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,325.00 exceeds tolerance of $1,129.00 plus 10% or $1,241.90. Sufficient or excess cure was provided to the borrower. (0)					Reviewer Comment (XX/XX/XXXX): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 9:17:27 AM		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	667679	31807137	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $XXX is under disclosed by $41.42 compared to the calculated total of payments of $XXXXX which exceeds the $35.00 threshold. (FinXX/XX/XXXX)	Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $XXX is under disclosed by $83.10 compared to the calculated total of payments of $XXX which exceeds the $35.00 threshold.	Reviewer Comment (XX/XX/XXXX): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Seller Comment (XX/XX/XXXX): copy check and XXXX.pdf (Unclassified) was uploaded

Reviewer Comment (XX/XX/XXXX): SitusAMC received proof of reopening of rescission.  Missing copy of cure refund for the total underdisclosure and proof of mailing to finalize.

Seller Comment (XX/XX/XXXX): XXXXX (Unclassified) was uploaded

Reviewer Comment (XX/XX/XXXX): SitusAMC received PCCD and LOE. Please provide copy of refund check, reopening of RTC, and proof of delivery to complete remediation.

Seller Comment (XX/XX/XXXX): PCCD 2.pdf (Unclassified) was uploaded

Reviewer Comment (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $83.10 compared to the calculated total of payments of $XXX which exceeds the $35.00 threshold. (FinXX/XX/XXXX)

Reviewer Comment (XX/XX/XXXX): exception remains as commented in error

Seller Comment (XX/XX/XXXX): The below comment is done error. Please ignore.

Seller Comment (XX/XX/XXXX): We are unable to back date a document. It would be illegal to do so.

Reviewer Comment (XX/XX/XXXX): SitusAMC received XX/XX/XXXX Updated CD and LOE to borrower.  Fees updated, but are still over threshold for TOP disclosure to borrower and is underdisclosed by $41.42.  Provide proof of refund for the total underdisclosure to borrower of $41.42, proof of mailing and proof of reopening of rescission to all consumers as this is a material disclosure violation on a rescindable transaction to finalize the cure.

Seller Comment (XX/XX/XXXX): PCCD.pdf (Closing Disclosure) was uploaded
																			XX/XX/XXXX 10:50:18 AM		2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	667679		31807142	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Waived Lender Exception. Existing 1st mortgage modified twice, once in XXXX and again in XXXX. Last mrtg lates well thru closing. Unable to waive/downgrade due to missing comp factors.	The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI: 38.75451% Guideline Maximum DTI: 50.00000%	Aggregator,SitusAMC	Reviewer Comment (XX/XX/XXXX): Client elects to waive with compensating factors. Seller Comment (XX/XX/XXXX): XXXX 1008 + notes and comp factors.pdf (Unclassified) was uploaded			XX/XX/XXXX 12:50:52 PM	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	667679		31807143	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Waived Lender Exception. Heloc not seasoned. Paying off newer Heloc not seasoned 6 months.Unable to waive/downgrade due to missing comp factors.	The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI: 38.75451% Guideline Maximum DTI: 50.00000%	Aggregator,SitusAMC	Reviewer Comment (XX/XX/XXXX): Client elects to waive with compensating factors. Seller Comment (XX/XX/XXXX): XXXX 1008 + notes and comp factors.pdf (Unclassified) was uploaded			XX/XX/XXXX 12:51:05 PM	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	667679		31807144	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Waived Lender Exception. Condo exception XXXX budget has less than 10% allocation to their reserve accounts. Unable to waive/downgrade due to missing comp factors.	The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI: 38.75451% Guideline Maximum DTI: 50.00000%	Aggregator,SitusAMC	Reviewer Comment (XX/XX/XXXX): Client elects to waive with compensating factors. Seller Comment (XX/XX/XXXX): XXXX 1008 + notes and comp factors.pdf (Unclassified) was uploaded			XX/XX/XXXX 12:51:15 PM	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	768219		31807153	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	The file is missing documentation verifying the borrowers received a copy of the appraisal within 3 business days of closing.				Buyer Comment (XX/XX/XXXX): EV2 acknowledged.			XX/XX/XXXX 6:54:28 PM	2	B	XX/XX/XXXX	XX	Second Home	Purchase		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	128579		31807170	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	The appraisal was received by the borrower prior to the effective date of the appraisal in the loan file. The earlier dated appraisal is missing from the loan file.								2	B	XX/XX/XXXX	XX	Second Home	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	396893		31807176	XXXX	XX/XX/XXXX	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: XX/XX/XXXX Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date: XX/XX/XXXX	CD in file with issue date XX/XX/XXXXink-signed XX/XX/XXXX.								2	B	XX/XX/XXXX	XX	Investment	Purchase		B	A	B	A	N/A	N/A	No
XXXX	XXXX	103730		31807193	XXXX	XX/XX/XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.										2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B	B	A	N/A	N/A	No
XXXX	XXXX	103730		31807194	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX023)	Verification appraisal dated XX/XX/XXXX was delivered to borrower was not provided.								2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B	B	A	N/A	N/A	No
XXXX	XXXX	103730		31807195	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:SecondaXX/XX/XXXX)	Verification CDA was provided to borrower is missing from file.								2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B	B	A	N/A	N/A	No
XXXX	XXXX	341542		31807198	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.								2	B	XX/XX/XXXX	XX	Investment	Purchase		B	A	B	A	N/A	N/A	No
XXXX	XXXX	458319		31807217	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)									2	B	XX/XX/XXXX	XX	Investment	Purchase		B	A	B	A	N/A	N/A	No
XXXX	XXXX	119704		31807232	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $98.00 exceeds tolerance of $90.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XX/XX/XXXX): Sufficient Cure Provided At Closing		XX/XX/XXXX 6:09:49 AM		1	A	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	754368		31807280	XXXX	XX/XX/XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Require title preliminary with policy amount.								2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	A	A	N/A	N/A	No
XXXX	XXXX	431792		31807307	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX.	Loan amount exceeds max loan amount per guidelines, lender exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income exceeds $2500 monthly. 19 months reserves verified. DTI is 17% below guideline max. Fico exceeds guideline minimum by 58 points.	SitusAMC Originator,SitusAMC SitusAMC Originator SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (XX/XX/XXXX): Lender exception in file.			XX/XX/XXXX 4:07:11 PM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXX	XXXX	783619		31807314	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception approved for the form 1099 being paid to the borrower's business and not having XXXX transcripts. The lesser of 1099 income or Y-T-D income for XXXX must be used for qualifying. Provide anXX/XX/XXXXar paystub, statement, or similar documentation for XXXX in lieu of the transcript. Lender exception is in the file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	$7373.02 residual income. Reserves exceeds minimum of 6 months. DTI is 11% below guideline max.	SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (XX/XX/XXXX): Lender exception in file.			XX/XX/XXXX 12:30:03 PM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXX	XXXX	926163	31807325	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Exception is approved for a condo less than 500 sq. ft., and FXXXX. Loan switched to Access Agency Plus. Lender Exception is in the file,	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income of $7324.94. LTV/CLTV is 10% below guideline max. LTV/CLTV is 10% below guideline max. DTI is 15% below guideline max. Fico is 124 points above guideline minimum.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (XX/XX/XXXX): Lender exception in file. Seller Comment (XX/XX/XXXX): Approved Lender Exception on page 10 of XXXX.			XX/XX/XXXX 10:36:40 AM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B	A	A		N/A	No
XXXX	XXXX	993245		31807350	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $205.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Fees added or increased without a valid COC, insufficient or no cure provided				Reviewer Comment (XX/XX/XXXX): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Buyer Comment (XX/XX/XXXX): see cure		XX/XX/XXXX 3:20:28 AM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	993245	31807355	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Post close lender exception provided to use history of commission income when borrower no longer receives commission, he receives bonus.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

														The representative FICO score is above 680.	$27,636.16 residual income. Verified reserves exceed guideline minimum. Fico score 710.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (XX/XX/XXXX): Lender exception provided.			XX/XX/XXXX 8:50:25 AM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	307859		31807367	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $202.99 exceeds tolerance of $175.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (XX/XX/XXXX): Sufficient Cure Provided At Closing		XX/XX/XXXX 6:44:16 AM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	258048		31807369	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $20.75 exceeds tolerance of $18.00. Sufficient or excess cure was provided to the borrower at Closing. (75117)	Fees added or increased without a valid COC, insufficient or no cure provided				Reviewer Comment (XX/XX/XXXX): Sufficient Cure Provided At Closing		XX/XX/XXXX 3:03:18 AM		1	A	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	582606		31807406	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $130.00 exceeds tolerance of $102.00 plus 10% or $112.20. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XX/XX/XXXX): Sufficient Cure Provided At Closing		XX/XX/XXXX 11:15:09 AM		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	193762		31807414	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $905.00 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	A cure of $5.00 was provided to the Borrower.				Reviewer Comment (XX/XX/XXXX): Sufficient Cure Provided At Closing		XX/XX/XXXX 6:54:15 AM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	784849		31807422	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		P&L dated thru XX/XX/XXXX has expired as of XX/XX/XXXX, lender exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	$7848.95 residual income. Fico is 72 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (XX/XX/XXXX): Lender exception in file.			XX/XX/XXXX 4:47:33 PM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	331507	31807436	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Exception is approved for housing history and tradelines. Also exception is approved for FTHB that does not currently meet ARC's tradeline requirements. Lender exception is in the file.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	$9630.89 residual income. 17 months reserves. LTV is 27% below guideline max. Fico is 100 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (XX/XX/XXXX): Lender exception in file.			XX/XX/XXXX 4:43:07 PM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	174246		31807447	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan Designation of Safe Harbor QM (APOR).	LD restated				Reviewer Comment (XX/XX/XXXX): Waived			XX/XX/XXXX 2:46:47 PM	2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Non QM	Safe Harbor QM (APOR)	No
XXXX	XXXX	282053		31807453	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception is approved for borrower not meeting tradeline requirements. Lender exception is in the file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has residual income of $15,000. Borrower has 13 months of reserves greater than requirement. Borrowers DTI is 29% lower than DTI max limit.	SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (XX/XX/XXXX): Lender exception in file.			XX/XX/XXXX 5:08:19 PM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	526893	31807467	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.24 is less than Guideline PITIA months reserves of 9.00.	Per the Arc overlay, the most restrictive of XXXX guideline is required. XXX requires 9 months, and an XXX lender exception was provided, however per the overlay, an exception is also required from XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income of $32,315.94 DTI is 14% below guideline max. Fico is 51 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (XX/XX/XXXX): Lender exception in file.

Buyer Comment (XX/XX/XXXX): please see attached

Reviewer Comment (XX/XX/XXXX): The overlay you provided is dated after the registration date for this loan. The XXXX Private Label guides datedXX/XX/XXXXthat are effective for this loan state the most restrictive of both seller's and XXXX matrix, exception remains.

Buyer Comment (XX/XX/XXXX): The exception from XXXX was not required. For XXX Private label - they are not subject to the traditional Arc Overlays. I have provided a copy of their overlay. The reserves required by XXXX is 6 months.
																				XX/XX/XXXX 3:03:23 PM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	553409		31807478	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7594)	Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (XX/XX/XXXX): Sufficient Cure Provided At Closing		XX/XX/XXXX 5:20:41 PM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	371196		31807494	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $929.00 plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	10% tolerance was exceeded by $524.61 due to increase of recording fee, Title - Lender's Title Insurance ,Title - Settlement Fee and Title - Recording Service Fee No valid COC provided, no evidence of cure in file.				Reviewer Comment (XX/XX/XXXX): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (XX/XX/XXXX): Please check tracking - this should have been delivered today Reviewer Comment (XX/XX/XXXX): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However, the tracking indicates status label has been created, but package has not been shipped. Proof of mailing is required to cure. Buyer Comment (XX/XX/XXXX): See cure		XX/XX/XXXX 6:49:44 AM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	726604		31807502	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception to allow Actual Cash Value on roofs on the insurance policy, ineligible for FNMA.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	$9540.55 residual income. LTV/CLTV is 20% below guideline max. LTV/CLTV is 20% below guideline max.	SitusAMC SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (XX/XX/XXXX): Lender exception in file. Buyer Comment (XX/XX/XXXX): Exception in the file -please clear Buyer Comment (XX/XX/XXXX): See exception approval			XX/XX/XXXX 8:10:24 AM	2	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	726604	31807503	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Appraisal report datedXX/XX/XXXXissing evidence of receipt.	Buyer Comment (XX/XX/XXXX): per AMC- EV2 / B

Reviewer Comment (XX/XX/XXXX): The Initial Right to Receive Appraisal disclosure dated XX/XX/XXXXn file is not signed by borrowers or an option checked.  In order for us to accept the disclosure signed on XX/XX/XXXXthe option the borrowers chose needs to be explicit in order for us to determine if appraisal was received.

Buyer Comment (XX/XX/XXXX): Borrower did sign a right to receive.  Please clear condition.

Reviewer Comment (XX/XX/XXXX): Notice of right to receive copy of appraisal must be completed and signed by borrower in order to accept the acknowledgement of receipt of appraisal with the "either  or" verbiage, exception remains.

Buyer Comment (XX/XX/XXXX): see docs

Buyer Comment (XX/XX/XXXX): please see proof of delivery
																					2	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	958744	31807519	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Borrower provided appraisal waiver less than three (3) business days prior to consummation.	Buyer Comment (XX/XX/XXXX): EV B

Reviewer Comment (XX/XX/XXXX): Please provide initial appraisal to verify no change in value between initial appraisal and appraisal datedXX/XX/XXXX

Buyer Comment (XX/XX/XXXX): original appraisal was delivered XX/XX/XXXX which is at least 3 days prior to closing.

Reviewer Comment (XX/XX/XXXX): Borrower received appraisal however they did not receive it at least 3 business days prior to closing. There is an appraisal waiver in file which would be acceptable except the appraisal waiver itself was also not received at least 3 business days prior to closing, exception remains.

Buyer Comment (XX/XX/XXXX): Appraisal was delivered to borrower - not waived.

Reviewer Comment (XX/XX/XXXX): Exception is for the appraisal waiver not being provided at least 3 business days prior to consummation.

Buyer Comment (XX/XX/XXXX): See delivery
																					2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	182791	31807529	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	VVOE for XXXXX XXXXXX is dated post close, lender exception in file.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	$4377 disposable income. 28 months reserves. LTV/CLTV is 11% below max guideline. LTV/CLTV is 11% below max guideline. Fico is 97 points above guideline minimum.	Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (XX/XX/XXXX): Post close lender exception provided.			XX/XX/XXXX 8:33:40 AM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	742778		31807537	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $5,104.40 exceeds tolerance of $5,096.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Sufficient cure was provided to the borrower at Closing.				Reviewer Comment (XX/XX/XXXX): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:45:50 AM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	571582		31807558	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $476.00 exceeds tolerance of $332.00 plus 10% or $365.20. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XX/XX/XXXX): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:31:25 PM		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	571582		31807559	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $160.00 exceeds tolerance of $145.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XX/XX/XXXX): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:31:25 PM		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	731514		31807564	XXXX	XX/XX/XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.										2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	858568		31807592	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XX.XX% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + 1.5%, or XX.XX%. Compliant Higher Priced Mortgage Loan.					Reviewer Comment (XX/XX/XXXX): Compliant Higher Priced Mortgage Loan.			XX/XX/XXXX 3:47:18 PM	1	A	XX/XX/XXXX	XX	Primary	Purchase		A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	189724	31929854	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-05-31): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-05-30): see tracking

Reviewer Comment (2024-05-29): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However ,XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing is required to cure.

Buyer Comment (2024-05-28): see cure docs

Reviewer Comment (2024-05-28): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However ,XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing is required to cure.

Buyer Comment (2024-05-26): Please see attached cure documents
																			XX/XX/XXXX 2:26:18 PM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	189724	31929855	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $640.00 exceeds tolerance of $595.00. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $640.00 exceeds tolerance of $595.00. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-05-31): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-05-30): see tracking

Reviewer Comment (2024-05-29): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However ,XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing is required to cure.

Buyer Comment (2024-05-28): see cure docs

Reviewer Comment (2024-05-28): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However ,XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing is required to cure.

Buyer Comment (2024-05-26): Please see attached cure documents
																			XX/XX/XXXX 2:26:39 PM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	189724	31929856	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75175)	Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-05-31): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-05-30): see tracking

Reviewer Comment (2024-05-29): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However ,XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing is required to cure.

Buyer Comment (2024-05-28): see cure docs

Reviewer Comment (2024-05-28): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However ,XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing is required to cure.

Buyer Comment (2024-05-26): Please see attached cure documents
																			XX/XX/XXXX 2:27:09 PM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No